Income taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Components of income tax expense
The following table presents components of
Income tax expense
reported in the consolidated statements of income for the years ended March 31, 2023, 2024 and 2025. Foreign amounts represent income tax benefits or expense generated from Nomura operations outside of Japan.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Current:
Domestic	¥35,107	¥74,117	¥89,845
Foreign	16,554	22,825	23,305

Subtotal	51,661	96,942	113,150

Deferred:
Domestic	14,356	2,566	9,784
Foreign	(8,219)	(2,878)	1,775

Subtotal	6,137	(312)	11,559

Total	¥57,798	¥96,630	¥124,709

Effective income tax rate reflected in consolidated statements of income
The following table presents a reconciliation of the effective income tax rate reflected in the consolidated statements of income to Nomura’s effective statutory tax rate for the years ended March 31, 2023, 2024 and 2025. The effective tax rate presented in the following table represents total income tax expense for the year as a percentage of
Income (loss) before income taxes
.

	Year ended March 31
	2023	2024	2025
Nomura’s effective statutory tax rate	31.0%	31.0%	31.0%
Impact of:
Changes in deferred tax valuation allowances	11.3	3.9	(5.3)
Additional taxable income	0.7	0.2	1.3
Non-deductible expenses	7.8	6.0	3.2
Non-taxable income	(4.7)	(2.5)	(1.6)
Dividends from foreign subsidiaries	0.1	0.0	0.0
Tax effect of undistributed earnings of foreign subsidiaries	0.3	(0.2)	0.0
Different tax rate applicable to income (loss) of foreign subsidiaries	(0.9)	(0.2)	(2.5)
Effect of changes in foreign tax laws	(1.9)	0.0	0.0
Effect of changes in domestic tax laws	—	—	0.4
Tax benefit recognized on the outside basis differences for investment in subsidiaries and affiliates	(2.3)	(0.0)	(0.0)
Other	(2.7)	(2.9)	(0.1)

Effective tax rate	38.7%	35.3%	26.4%

Details of deferred tax assets and liabilities

The following table presents the significant components of deferred tax assets and liabilities as of March 31, 2024 and 2025, before offsetting of amounts which relate to the same tax-paying
component within a particular tax jurisdiction.

	Millions of yen
	March 31
	2024	2025
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥41,883	¥38,105
Investments in subsidiaries and affiliates	7,364	310
Valuation of financial instruments	136,834	123,754
Accrued pension and severance costs	11,837	6,571
Other accrued expenses and provisions	83,418	86,813
Operating losses	477,358	462,392
Lease liabilities	48,951	45,937
Other	20,811	19,994

Gross deferred tax assets	828,456	783,876
Less—Valuation allowances	(595,668)	(571,017)

Total deferred tax assets	232,788	212,859

Deferred tax liabilities
Investments in subsidiaries and affiliates	109,611	120,341
Valuation of financial instruments	111,175	107,997
Undistributed earnings of foreign subsidiaries	2,257	3,014
Valuation of fixed assets	22,945	22,930
Right-of-use assets	43,443	41,413
Other	4,404	5,760

Total deferred tax liabilities	293,835	301,455

Net deferred tax assets (liabilities)	¥(61,047)	¥(88,596)

Changes in valuation allowance for deferred tax assets
The following table presents changes in total valuation allowances recognized against deferred tax assets for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023		2024		2025
Balance at beginning of year	¥466,145		¥515,068		¥595,668
Net change during the year	48,923	(1)	80,600	(2)	(24,651	) (3)

Balance at end of year	¥515,068		¥595,668		¥571,017

(1)
Primarily includes an increase of ¥53,851 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥4,928 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a decrease of valuation allowances of Investments in subsidiaries and affiliates. In total, ¥48,923 million of allowances increased.

(2)
Primarily includes an increase of ¥83,838 million of valuation allowances of certain foreign subsidiaries primarily due to an increase in operating loss carryforwards, and a reduction of ¥3,238 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥80,600 million of allowances increased.

(3)
Primarily includes a decrease of ¥21,610 million of valuation allowances of certain foreign subsidiaries primarily due to a decrease
in operating loss carryforwards, and a reduction of ¥3,041 million of valuation allowances related to Japanese subsidiaries and the Company primarily due to a utilization of loss carryforwards. In total, ¥24,651 million of allowances decreased.

Schedule of unrecognized tax benefits
The following table presents changes in Nomura’s unrecognized tax benefits for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Balance at beginning of year	¥35,774	¥34,763	¥41,437
Increases based on tax positions related to the current period	2,446	5,076	6,791
Increases based on tax positions related to the prior periods	—	608	866
Decreases based on tax positions related to the prior periods	(2,629)	—	—
Decreases related to lapse of the applicable statute of limitations	(4,038)	(3,812)	—
Exchange rate fluctuations	3,210	4,802	(632)

Balance at end of year	¥34,763	¥41,437	¥48,462

Summarizes major tax jurisdictions subject to examination
The table below presents information regarding the earliest year in which Nomura remains subject to examination in the major tax jurisdictions in which Nomura operates as of March 31, 2025.

Jurisdiction	Year ended March 31,

Japan	2020	(1)
United Kingdom	2016	(2)
United States	2022

(1)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2019.
(2)	The earliest year in which Nomura remains subject to examination for transfer pricing issues is the year ended March 31, 2016.